Colonial High Yield  Securities Fund
Colonial Income Fund*
Colonial Strategic
Income Fund Stein Roe Advisor Tax-Managed Growth Fund
Stein Roe Advisor Tax-Managed Value Fund
Colonial Money Market Fund*
Newport Japan Opportunities
Fund Newport Tiger Cub Fund
Newport Greater China Fund
Colonial Short Duration U.S. Government Fund(1)
Colonial Intermediate U.S. Government Fund*
Colonial Federal  Securities Fund*
Crabbe Huson Contrarian Fund
Crabbe Huson Real Estate Fund
Crabbe Huson Equity Fund
Crabbe Huson Managed Income & Equity Fund
Crabbe Huson Oregon  Tax-Free Fund*
Colonial Global Equity Fund
Colonial International Horizons Fund
Colonial Global Utilities Fund
Colonial Select Value Fund
Colonial Strategic Balanced Fund
The Colonial Fund
Colonial High  Yield Municipal Fund*
Colonial Tax-Exempt Fund*
Colonial Tax-Exempt Insured Fund*
Colonial Intermediate  Tax-Exempt Fund(1)
Colonial Municipal  Money  Market Fund*
Colonial Utilities  Fund
Colonial California Tax-Exempt  Fund*
Colonial Connecticut   Tax-Exempt Fund*
Colonial Florida Tax-Exempt Fund*
Colonial Massachusetts  Tax-Exempt Fund*
Colonial Michigan Tax-Exempt  Fund*
Colonial Minnesota   Tax-Exempt  Fund*
Colonial New  York Tax-Exempt  Fund*
Colonial North  Carolina   Tax-Exempt Fund*
Colonial Ohio Tax-Exempt  Fund*
Colonial Small Cap Value Fund
Colonial U.S.  Growth & Income Fund
Colonial Value Fund
Newport  Asia Pacific Fund
Newport  Europe Fund
Newport  Tiger Fund
Colonial Counselor Select Income Portfolio*
Colonial Counselor Select Balanced Portfolio
Colonial Counselor Select Growth Portfolio
Liberty All-Star Growth and Income

       Supplement to the Prospectus for each of the Funds Referenced Above

         The following information supplements the information in the Sales Charges section of the Prospectus of each Fund:

         The contingent deferred sales charges (CDSCs) for larger purchases of Class B shares of the Funds through participating financial advisor firms are being reduced, effective February 1, 2000, as follows:

     o The reductions apply only to Class B shares purchased on or after February 1, 2000.

     o The reductions apply only to customers of financial advisor firms that have elected to participate in these reductions. (Some financial advisors firms are not able to participate, because their record keeping or transaction processing systems are not designed to accommodate these reductions.) Consult your financial advisor to see whether it participates in these reductions.


The CDSC, the holding period between your purchase of shares and the automatic conversion of those shares to Class A shares, and the commission the Funds' distributor pays to your financial advisor firm when you buy the shares will be as follows:

Purchases of less than $250,000
------------------------------------------------------- -----------------------------------------------------
Holding period after purchase                           CDSC as  % deducted when shares sold
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through first year                                      5.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through second year                                     4.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through third year                                      3.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through fourth year                                     3.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through fifth year                                      2.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through sixth year                                      1.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Longer than six years                                   0.00
------------------------------------------------------- -----------------------------------------------------

Commission to the financial advisor: 5%
* 4% for Funds marked with an asterisk in heading above
Automatic conversion to Class A shares: 8 years after purchase

Purchases of $250,000 to less than $500,000
------------------------------------------------------- -----------------------------------------------------
Holding period after purchase                           CDSC as  % deducted when shares sold
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through first year                                      3.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through second year                                     2.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through third year                                      1.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Longer than four years                                  0.00
------------------------------------------------------- -----------------------------------------------------

Commission to financial advisor: 2.50%
Automatic conversion to Class A shares: 4 years after purchase

Purchases of $500,000 to less than $1 million
------------------------------------------------------- -----------------------------------------------------
Holding period after purchase                           CDSC as  % deducted when shares sold
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through first year                                      3.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through second year                                     2.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Through third year                                      1.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Longer than four years                                  0.00
------------------------------------------------------- -----------------------------------------------------

Commission to financial advisor: 1.75%
Automatic conversion to Class A shares: 3 years after purchase

         For purchases through financial advisor firms that do not participate in the Class B discount program, the CDSC, conversion period and commission to the financial advisor will continue to be as described in the Prospectus.

         If your financial advisor firm participates in the discount program, purchases of over $1 million can only be made Class A or Class C shares. If your financial advisor firm does not participate in the Class B discount program, purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares.


If a shareholder exchanges from any Fund not participating in this Class B purchase program into any other Fund which does so participate, or transfers any Fund account from a financial advisor firm that does not participate in the Class B discount program to a financial advisor firm that does participate, the exchanged or transferred shares will retain their pre-existing CDSC and conversion schedule, but additional purchases of shares which cause the exchanged or transferred Fund account to exceed the applicable discount level will receive the lower CDSC and reduced holding period for amounts exceeding the discount level and the financial advisor firm will receive the lower commission.

An  additional  way  shareholders  can pay a lower  CDSC and be  subject  to the applicable reduced holding period when purchasing Class B shares through participating financial advisor firms is through Rights of Accumulation. If the combined value of the Fund accounts maintained by a shareholder, the shareholder's spouse and minor children reaches a discount level, any additional shares purchased in any of the accounts will be subject to the applicable lower CDSC and reduced holding period.

                                *****************

(1) The Colonial Short Duration U.S. Government Fund and Colonial Intermediate Tax-Exempt Fund will be affected by only some of the above changes. The Funds' policies regarding the purchase of Class B shares through participating financial advisor firms of less than $250,000 will not change from what appears in each Fund's current Prospectus. For purchases of $250,000 to less than $500,000 and of $500,000 to less than $1 million, the applicable charts above will apply.


D-36/258I-1299                                                 December 28, 1999